UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP.

Address:  Citicorp Building
          153 E. 53rd St.
          51st Floor
          NY, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch                 NY, NY                      8/5/02
---------------------------------  -------------               ------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total: $187,068
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                           FORM 13F INFORMATION TABLE
                        KARSCH CAPITAL MANAGEMENT, L.P.
                                  June 30, 2002

              Column 1          Column 2      Column 3   Column 4             Column 5     Column 6 Column 7         Column 8
                                                                                                                      Voting
                                                                 1000   Shares/  Sh/ Put/  Invstmt   Other           Authority
          Name of Issuer        Title of Class  CUSIP    Market Value   Prn Amt. Prn Call  Discretn Managers Sole     Shared   None
                                                         (x$1,000)
Standard & Poors Depository
  Receipts                      ETF           78462F103        26,719   270,000  SH          Sole       0    270,000      0      0
Prudential Financial, Inc       Common Stock  744320102        11,342   340,000  SH          Sole       0    340,000      0      0
Petsmart Inc.                   Common Stock  716768106         9,860   618,200  SH          Sole       0    618,200      0      0
Mattel Inc.                     Common Stock  577081102         8,959   425,000  SH          Sole       0    425,000      0      0
Williams-Sonoma Inc             Common Stock  969904101         8,891   290,000  SH          Sole       0    290,000      0      0
Advance Auto Parts              Common Stock  00751Y106         8,073   148,100  SH          Sole       0    148,100      0      0
Nasdaq-100 Shares               ETF           631100104         6,656   255,000  SH          Sole       0    255,000      0      0
Winn-Dixie Stores Inc.          Common Stock  974280109         6,110   391,900  SH          Sole       0    391,900      0      0
Anteon International Corp       Common Stock  03674E108         5,964   235,900  SH          Sole       0    235,900      0      0
Omnicom Group                   Common Stock  681919106         5,954   130,000  SH          Sole       0    130,000      0      0
Dollar General Corp.            Common Stock  256669102         5,519   290,000  SH          Sole       0    290,000      0      0
Paypal Inc                      Common Stock  704508100         5,430   268,800  SH          Sole       0    268,800      0      0
Pep Boys                        Common Stock  713278109         4,887   290,000  SH          Sole       0    290,000      0      0
Corinthian Colleges Inc.        Common Stock  218868107         4,701   138,700  SH          Sole       0    138,700      0      0
AMN Healthcare Services Inc     Common Stock  001744101         4,677   133,600  SH          Sole       0    133,600      0      0
Servicemaster Company           Common Stock  81760N109         4,500   328,000  SH          Sole       0    328,000      0      0
Career Education Corp.          Common Stock  141665109         4,388    97,500  SH          Sole       0     97,500      0      0
Lowes Companies Inc.            Common Stock  548661107         4,086    90,000  SH          Sole       0     90,000      0      0
Tellabs Inc.                    Common Stock  879664100         3,844   620,000  SH          Sole       0    620,000      0      0
Washington Mutual Inc.          Common Stock  939322103         3,525    95,000  SH          Sole       0     95,000      0      0
RadioShack Corp.                Common Stock  750438103         3,216   107,000  SH          Sole       0    107,000      0      0
Viasys Healthcare               Common Stock  92553Q209         3,022   173,170  SH          Sole       0    173,170      0      0
Juniper Networks Inc.           Common Stock  48203R104         2,825   500,000  SH          Sole       0    500,000      0      0
AMC Entertainment Inc           Common Stock  001669100         2,787   196,300  SH          Sole       0    196,300      0      0
Hearst - Argyle Television
  Inc                           Common Stock  422317107         2,368   105,000  SH          Sole       0    105,000      0      0
Omnicare Inc                    Common Stock  681904108         2,363    90,000  SH          Sole       0     90,000      0      0
Moore Corp Ltd                  Common Stock  615785102         2,353   205,000  SH          Sole       0    205,000      0      0
Semiconductor Holders Trust     ETF           816636203         2,276    75,000  SH          Sole       0     75,000      0      0
CSK Auto Corp                   Common Stock  125965103         2,246   161,100  SH          Sole       0    161,100      0      0
VCA Antech                      Common Stock  918194101         1,783   114,600  SH          Sole       0    114,600      0      0
Motorola Inc.                   Common Stock  620076109         1,751   120,000  SH          Sole       0    120,000      0      0
General Dynamics                Common Stock  369550108         1,436    13,500  SH          Sole       0     13,500      0      0
Walgreen Co.                    Common Stock  931422109         1,352    35,000  SH          Sole       0     35,000      0      0
RF Micro Devices Inc.           Common Stock  749941100         1,181   155,000  SH          Sole       0    155,000      0      0
Bally Total Fitness             Common Stock  05873K108         1,123    60,000  SH          Sole       0     60,000      0      0
Broadwing Inc.                  Common Stock  111620100         1,118   430,000  SH          Sole       0    430,000      0      0
Skyworks Solutions              Common Stock  83088M102         1,110   200,000  SH          Sole       0    200,000      0      0
Regal Entertainment Group-A     Common Stock  758766109           933    40,000  SH          Sole       0     40,000      0      0
Fisher Scientific Intl          Common Stock  338032204           910    32,500  SH          Sole       0     32,500      0      0
Nortel Networks                 Common Stock  656568102           899   620,000  SH          Sole       0    620,000      0      0
Foundry Networks Inc.           Common Stock  35063R100           738   105,000  SH          Sole       0    105,000      0      0
Valuevision Intl Inc            Common Stock  92047K107           635    35,000  SH          Sole       0     35,000      0      0
CTI Molecular Imaging Inc       Common Stock  22943D105           585    25,500  SH          Sole       0     25,500      0      0
Alliance Gaming Corporation     Common Stock  01859P609           574    46,000  SH          Sole       0     46,000      0      0
Falconstor Software Inc         Common Stock  306137100           504   119,200  SH          Sole       0    119,200      0      0
Ciena Corporation               Common Stock  171779101           476   113,660  SH          Sole       0    113,660      0      0
Lucent Technologies             Common Stock  549463107           473   285,000  SH          Sole       0    285,000      0      0
RPM Inc                         Common Stock  749685103           458    30,000  SH          Sole       0     30,000      0      0
Tellium Inc.                    Common Stock  87967E107           406   436,400  SH          Sole       0    436,400      0      0
Pacer International Inc         Common Stock  69373H106           345    20,000  SH          Sole       0     20,000      0      0
Omnicom Group Puts Oct 70       Equity Option 6819198VN           331       125      Put     Sole       0        125      0      0
Agere Systems Inc CL - B        Common Stock  00845V209           208   138,896  SH          Sole       0    138,896      0      0
General Motors Puts
  Sept 47.5                     Equity Option 3704428UW           174       800      Put     Sole       0        800      0      0
Adelphia Communications         Common Stock  006848105            14    90,500  SH          Sole       0     90,500      0      0
Agere Systems Inc Cl - A        Common Stock  00845V100             8     5,659  SH          Sole       0      5,659      0      0
Adelphia Business Solutions     Common Stock  006847107             1    79,695  SH          Sole       0     79,695      0      0

                                                                        187,068




03407.0004 #341660